Share-Based Payment (Details) - Schedule of stock options activity - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options activity [Abstract]
Number of Shares, Outstanding at beginning (in Shares)	33,503,657	34,737,967	34,737,967
Weighted Average Exercise Price, Outstanding at beginning	$ 6.19	$ 6.19	$ 6.19
Weighted Average Grant Date Fair Value, Outstanding at beginning	$ 4.95	$ 2.92	$ 2.92
Weighted Average Remaining Contractual Life, Outstanding at beginning	7 years 10 months 24 days	9 years
Number of Shares, Grant (in Shares)					28,350,160
Weighted Average Exercise Price, Grant					$ 6.28
Weighted Average Grant Date Fair Value, Grant					$ 3.09
Number of Shares, Forfeited (in Shares)	(72,135)	(913,710)	(1,234,310)		(1,190,696)	(1,231,675)
Weighted Average Exercise Price, Forfeited	$ 6.28	$ 6.28	$ 6.28		$ 3.89	$ 5.83
Weighted Average Grant Date Fair Value, Forfeited	$ 4.92	$ 2.97	$ 3.2		$ 2.04	$ 2.27
Number of Shares, Outstanding at ending (in Shares)	33,431,522	33,824,257	33,503,657		34,737,967
Weighted Average Exercise Price, Outstanding at ending	$ 6.18	$ 6.19	$ 6.19		$ 6.19
Weighted Average Grant Date Fair Value, Outstanding at ending	$ 4.98	$ 2.92	$ 4.95		$ 2.92
Weighted Average Remaining Contractual Life, Outstanding at ending	7 years 8 months 12 days	8 years 8 months 12 days
Number of Shares, Expected to vest and exercisable (in Shares)	33,431,522	33,824,257	33,503,657		34,737,967	7,578,503
Weighted Average Exercise Price, Expected to vest and exercisable	$ 6.18	$ 6.19
Weighted Average Grant Date Fair Value, Expected to vest and exercisable	$ 4.98	$ 2.92	$ 4.95	[1]	$ 2.92	$ 2.14
Weighted Average Remaining Contractual Life, Expected to vest and exercisable	7 years 8 months 12 days	8 years 8 months 12 days

[1]	The amount represented weighted average modification date value per share.